Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipment [Line Items]
Accumulated depreciation	$ (12,885)	$ (27,222)
Property, plant and equipment, net	24,297	17,213
Computer And Communication Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 10,426	20,024
Computer And Communication Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Computer And Communication Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Furniture And Other Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 21,652	17,125
Furniture And Other Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Furniture And Other Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 5,104	$ 7,286
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years